Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Components of Basic Earnings Per Share

(1) Basic earnings per share

	2018		2017		2016
		(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	~~W~~	31,443	~~W~~	13,319	~~W~~	657
Weighted average outstanding shares of common shares		6,948,900		6,948,900		6,948,900
Basic earnings per share	~~W~~	4,525	~~W~~	1,917	~~W~~	95